Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 53.7%	Par	Value
Financials - 25.1%(a)
ABN AMRO Bank NV
4.80%, 04/18/2026 (b)	$12,400,000	$12,372,532
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (b)	3,000,000	3,019,763
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (b)	50,000,000	50,683,677
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,112,455
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,282,018
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,269,368
5.75%, 06/06/2028 (Callable 05/06/2028)	23,000,000	23,657,929
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (b)	30,425,000	32,116,756
Air Lease Corp.
5.30%, 06/25/2026	15,000,000	15,113,755
1.88%, 08/15/2026 (Callable 07/15/2026)	1,679,000	1,616,754
2.20%, 01/15/2027 (Callable 12/15/2026)	5,817,000	5,574,179
5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,747,280
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028) (b)	22,700,000	23,650,687
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,378,545
ASB Bank Ltd., 5.35%, 06/15/2026 (b)	46,375,000	46,914,683
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,300,331
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/2026 (b)	13,000,000	12,958,661
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026) (b)	11,983,000	11,508,791
4.75%, 04/14/2027 (b)	10,000,000	10,006,963
3.50%, 11/01/2027 (Callable 07/01/2027) (b)	20,035,000	19,353,829
6.25%, 04/15/2028 (Callable 03/15/2028) (b)	5,000,000	5,175,758
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,848,799
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,072,303
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	15,006,651
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	25,000,000	24,558,067
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (b)	32,751,000	31,501,222
Bank of Montreal
5.37%, 06/04/2027	9,375,000	9,546,529
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	40,000,000	40,019,391
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,002,429
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028 (b)	27,200,000	27,614,008
Barclays PLC
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,682,648
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	10,000,000	10,176,263
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	30,000,000	30,446,334
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	13,750,000	13,847,487
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	7,052,700
BNP Paribas SA
4.38%, 05/12/2026 (b)	7,000,000	6,961,849
4.63%, 03/13/2027 (b)	1,300,000	1,295,572
3.50%, 11/16/2027 (b)	5,000,000	4,852,731
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (b)	7,000,000	6,738,932
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)	11,297,000	10,951,973
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (b)	2,432,000	2,332,488
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (b)	15,000,000	15,405,710
3.50%, 10/23/2027 (b)	30,602,000	29,644,627
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (b)	30,000,000	30,393,749
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	50,744,414
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (b)	15,000,000	14,841,978
Centene Corp.
4.25%, 12/15/2027 (Callable 04/17/2025)	40,757,000	39,769,743
2.45%, 07/15/2028 (Callable 05/15/2028)	10,000,000	9,124,876
Charles Schwab Corp., 5.88%, 08/24/2026 (Callable 07/24/2026)	30,000,000	30,556,361
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,576,926
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	45,000,000	45,097,910
CNO Global Funding
5.88%, 06/04/2027 (b)	35,000,000	35,899,527
4.88%, 12/10/2027 (b)	8,500,000	8,520,167
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026) (b)	7,000,000	6,694,438
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (b)	48,768,000	47,814,114
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (b)	2,500,000	2,497,125
Corebridge Global Funding
5.75%, 07/02/2026 (b)	39,000,000	39,573,302
4.65%, 08/20/2027 (b)	14,500,000	14,547,891
Credit Agricole SA
5.59%, 07/05/2026 (b)	26,000,000	26,351,650
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (b)	1,000,000	1,045,250
Credit Agricole SA/London, 4.13%, 01/10/2027 (b)	10,000,000	9,927,937
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027) (b)	5,000,000	5,083,331
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (b)	1,392,000	1,382,013
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	11,130,000	11,440,870
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	20,057,000	19,273,144
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	24,000,000	24,265,061
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,840,576
Discover Bank
4.25%, 03/13/2026	6,955,000	6,922,287
3.45%, 07/27/2026 (Callable 04/27/2026)	7,500,000	7,373,884
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,346,256
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,339,173
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (b)	12,700,000	12,692,539
5.70%, 03/14/2028 (b)	13,000,000	13,406,680
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028 (Callable 01/28/2027)	28,500,000	28,662,001
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	35,000,000	34,170,072
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	10,000,000	9,862,048
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	16,800,000	17,064,935
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	22,494,000	22,212,421
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,116,078
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	9,300,000	9,375,079
ING Groep NV
1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	12,000,000	11,657,917
6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	23,317,000	23,786,897
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	15,300,000	15,128,916
Jackson National Life Global Funding
5.60%, 04/10/2026 (b)	35,000,000	35,326,221
4.90%, 01/13/2027 (b)	5,000,000	5,021,748
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	23,000,000	22,997,283
6.45%, 06/08/2027	2,380,000	2,464,729
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,236,096
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	15,130,198
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,743,592
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	9,989,912
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (b)	31,371,000	32,227,349
Liberty Mutual Insurance Co., 7.88%, 10/15/2026 (b)	13,335,000	13,819,363
Lloyds Banking Group PLC
5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	27,500,000	27,951,395
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	28,000,000	28,277,624
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,494,035
4.63%, 11/15/2027 (Callable 04/04/2025) (b)	20,927,000	20,745,893
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028) (b)	20,000,000	20,013,377
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (b)	25,000,000	23,919,817
Met Tower Global Funding, 5.40%, 06/20/2026 (b)	47,200,000	47,760,761
Morgan Stanley
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,517,434
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	11,000,000	11,149,110
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	20,165,452
Mutual of Omaha Cos. Global Funding
5.80%, 07/27/2026 (b)	25,000,000	25,337,578
5.35%, 04/09/2027 (b)	23,450,000	23,771,947
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)	51,450,000	52,074,814
Nationwide Building Society
4.00%, 09/14/2026 (b)	34,021,000	33,598,896
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (b)	18,400,000	18,899,929
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (b)(c)	3,000,000	2,958,096
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	6,000,000	6,062,801
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,167,366
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)	24,000,000	24,044,835
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	5,085,000	5,247,463
NatWest Markets PLC, 1.60%, 09/29/2026 (b)	10,500,000	10,061,490
Nomura Holdings, Inc., 1.65%, 07/14/2026	6,600,000	6,352,136
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,921,126
Pricoa Global Funding I, 5.55%, 08/28/2026 (b)	10,000,000	10,169,926
Principal Life Global Funding II
5.00%, 01/16/2027 (b)	15,850,000	15,999,705
4.60%, 08/19/2027 (b)	17,750,000	17,790,444
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026 (b)	36,000,000	36,096,957
Royal Bank of Canada, 5.20%, 07/20/2026	20,000,000	20,198,886
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (b)	40,000,000	40,471,624
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027 (Callable 05/31/2026)	15,000,000	15,188,925
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	8,100,751
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,805,011
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (c)	2,500,000	2,432,171
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (b)	18,155,000	17,412,972
2.30%, 06/15/2028 (Callable 04/15/2028) (b)	27,410,000	25,382,453
Societe Generale SA
5.25%, 02/19/2027 (b)	5,000,000	5,037,493
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (b)	10,000,000	9,650,254
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (b)	5,000,000	4,814,025
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (b)	25,000,000	25,246,017
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (b)	2,000,000	2,073,665
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026) (b)	8,000,000	8,137,830
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (b)	5,000,000	4,816,730
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027) (b)	42,675,000	44,106,188
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	12,000,000	11,737,498
Sumitomo Mitsui Trust Bank Ltd.
5.20%, 03/07/2027 (b)	10,000,000	10,137,954
4.45%, 09/10/2027 (b)	18,150,000	18,138,351
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (b)	3,555,000	3,648,709
Swedbank AB, 5.47%, 06/15/2026 (b)	19,600,000	19,856,450
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	6,367,000	6,458,963
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,226,145
3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	41,439,683
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	6,553,000	6,548,694
Toronto-Dominion Bank, 5.53%, 07/17/2026	20,000,000	20,264,078
UBS AG/Stamford CT, 4.86% to 01/10/2027 then SOFR + 0.72%, 01/10/2028 (Callable 01/10/2027)	7,000,000	7,032,031
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (b)	22,300,000	23,132,561
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (b)(c)	10,000,000	9,767,696
US Bancorp, 6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	25,000,000	25,830,257
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	32,188,630
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	21,182,000	20,738,780
Westpac New Zealand Ltd., 5.13%, 02/26/2027 (b)	25,000,000	25,322,091
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	11,997,000	11,930,671
		2,769,534,098

Industrials - 26.1%(a)
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027) (b)	3,000,000	2,729,468
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	9,981,744
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,502,157
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,147,343
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (b)	32,255,000	32,942,613
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,000,000	2,918,185
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028 (b)	17,400,000	17,494,421
Anglo American Capital PLC
4.88%, 05/14/2025 (b)	956,000	955,777
4.75%, 04/10/2027 (b)	8,390,000	8,393,584
4.50%, 03/15/2028 (Callable 12/15/2027) (b)	42,000,000	41,789,374
APA Corp., 4.38%, 10/15/2028 (Callable 07/15/2028) (b)	9,783,000	9,400,536
ArcelorMittal SA
4.55%, 03/11/2026	12,000,000	11,978,337
6.55%, 11/29/2027 (Callable 10/29/2027)	41,171,000	42,866,244
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (b)	33,034,000	31,597,572
4.38%, 08/15/2027 (Callable 04/17/2025) (b)	21,744,000	21,523,903
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,437,220
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (b)	10,000,000	10,185,545
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (b)	2,500,000	2,494,332
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 05/02/2025) (b)	30,669,000	30,612,121
BMW US Capital LLC, 4.60%, 08/13/2027 (b)	25,000,000	25,031,813
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	7,000,000	7,202,029
Boston Medical Center Corp., 3.91%, 07/01/2028	20,555,000	19,685,505
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	45,375,000	45,946,892
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028) (b)	27,500,000	26,309,250
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (b)	5,780,000	5,666,332
Celanese US Holdings LLC, 6.42%, 07/15/2027 (Callable 06/15/2027)	21,721,000	22,080,269
CF Industries, Inc., 4.50%, 12/01/2026 (b)	31,150,000	31,016,545
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 04/17/2025) (b)	9,000,000	8,584,614
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	18,019,971
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	14,131,050
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026) (b)	7,000,000	7,101,114
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,827,765
6.60%, 08/02/2028 (Callable 07/02/2028)	7,500,000	7,828,049
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027) (b)	4,700,000	4,669,502
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	19,350,220
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	26,115,291
CVS Pass-Through Trust
5.88%, 01/10/2028	2,990,581	3,026,783
6.04%, 12/10/2028	21,556,280	21,716,887
6.94%, 01/10/2030	5,985,836	6,151,705
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (b)	2,393,855	2,611,570
Daimler Truck Finance North America LLC, 5.13%, 09/25/2027 (Callable 08/25/2027) (b)	20,000,000	20,211,465
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,663,788
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,389,430
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	51,950,000	49,734,720
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	15,000,000	14,812,452
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (b)	17,790,000	18,110,363
5.64%, 03/13/2027 (Callable 02/13/2027) (b)	20,000,000	20,330,053
Enbridge, Inc., 5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,140,875
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,152,508
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	4,985,516
5.63%, 05/01/2027 (Callable 04/17/2025) (b)	14,600,000	14,585,058
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,212,967
EQT Corp., 5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,469,301
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,364,636
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027) (b)	3,100,000	3,075,420
4.50%, 10/24/2028 (Callable 07/24/2028) (b)	15,000,000	14,897,326
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)	16,134,000	16,582,355
FMC Corp.
5.15%, 05/18/2026 (Callable 04/18/2026)	37,735,000	37,831,425
3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,442,791
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,078,455
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,090,886
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,180,955
5.92%, 03/20/2028 (Callable 02/20/2028)	3,550,000	3,565,858
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 05/02/2025)	5,372,000	5,277,159
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026) (b)	25,307,000	24,183,917
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	10,041,773
5.35%, 07/15/2027	30,000,000	30,254,365
5.05%, 04/04/2028	15,000,000	15,015,486
Glencore Funding LLC
5.34%, 04/04/2027 (b)	29,875,000	30,253,923
3.88%, 10/27/2027 (Callable 07/27/2027) (b)	12,381,000	12,129,019
4.91%, 04/01/2028 (b)	10,000,000	10,040,839
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,576,942
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (Callable 09/15/2025) (b)	30,525,000	30,082,025
3.45%, 10/15/2027 (Callable 08/15/2027) (b)	17,173,000	16,555,362
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025) (b)	27,407,000	27,324,628
6.19%, 11/01/2025 (b)	13,720,000	13,800,996
HCA, Inc., 5.38%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,273,356
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027) (b)	32,200,000	32,132,840
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,571,464
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	40,161,000	39,672,015
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 04/12/2025)	4,320,000	4,376,262
5.00%, 02/01/2028 (Callable 04/12/2025)	15,215,000	15,157,445
Hyatt Hotels Corp.
5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,346,598
5.05%, 03/30/2028 (Callable 02/29/2028)	15,000,000	15,066,325
Hyundai Capital America
5.65%, 06/26/2026 (b)	20,000,000	20,218,229
4.85%, 03/25/2027 (b)	10,000,000	9,998,132
5.28%, 06/24/2027 (b)	5,000,000	5,057,349
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,420,597
Illumina, Inc., 4.65%, 09/09/2026	15,375,000	15,361,340
Infor LLC, 1.75%, 07/15/2025 (Callable 06/15/2025) (b)	8,145,000	8,062,285
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (b)	34,255,000	31,881,609
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,286,777
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,404,638
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	52,825,890
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,286,631
LG Energy Solution Ltd.
5.38%, 07/02/2027 (b)	30,000,000	30,207,959
5.25%, 04/02/2028 (b)	15,000,000	14,950,823
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	50,425,000	51,549,810
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028) (b)	34,850,000	34,990,167
MasTec, Inc., 4.50%, 08/15/2028 (Callable 05/02/2025) (b)	5,000,000	4,883,371
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (b)	4,260,000	4,187,390
Microchip Technology, Inc., 4.90%, 03/15/2028	29,796,000	29,885,080
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,113,689
National Fuel Gas Co., 5.50%, 10/01/2026	18,750,000	18,942,094
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (b)	6,460,000	6,444,641
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (b)	5,000,000	5,075,182
5.30%, 09/13/2027 (b)	27,225,000	27,019,893
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025) (b)	5,291,000	5,232,144
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	11,092,000	11,022,779
Occidental Petroleum Corp.
3.40%, 04/15/2026 (Callable 01/15/2026)	10,839,000	10,664,602
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,753,283
8.50%, 07/15/2027 (Callable 01/15/2027)	22,992,000	24,382,740
5.00%, 08/01/2027 (Callable 07/01/2027)	7,000,000	7,023,373
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	10,000,000	10,132,720
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,290,777
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026) (b)	14,275,000	14,434,860
5.35%, 01/12/2027 (Callable 12/12/2026) (b)	12,000,000	12,120,454
4.20%, 04/01/2027 (Callable 01/01/2027) (b)	1,825,000	1,807,602
POSCO, 4.50%, 08/04/2027 (b)	9,000,000	8,968,112
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 05/02/2025) (b)	18,956,000	18,369,373
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,891,939
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,455,638
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (b)	38,750,000	37,557,059
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,604,954
6.05%, 04/15/2028 (Callable 03/15/2028)	25,450,000	26,108,535
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (b)	5,919,000	5,673,946
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027) (b)	28,020,000	28,674,883
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,275,540
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,511,155
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028) (b)	9,041,000	8,873,693
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027) (b)	27,775,000	28,121,293
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (b)	23,240,000	22,110,102
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (b)	7,000,000	6,755,024
SK Hynix, Inc.
6.25%, 01/17/2026 (b)	13,000,000	13,124,501
5.50%, 01/16/2027 (b)	15,000,000	15,193,830
6.38%, 01/17/2028 (b)	4,700,000	4,890,200
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	10,088,893
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	50,571,000	51,299,331
Sonoco Products Co.
4.45%, 09/01/2026	10,000,000	9,968,309
2.25%, 02/01/2027 (Callable 01/01/2027)	4,211,000	4,030,880
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027) (b)	23,250,000	23,259,631
Sprint Capital Corp., 6.88%, 11/15/2028	3,647,000	3,893,463
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026) (b)	21,379,000	20,189,952
5.35%, 03/17/2028 (Callable 02/17/2028) (b)	10,000,000	10,011,571
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	13,000,000	13,074,343
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	25,385,000	24,320,754
The Campbell's Co., 5.20%, 03/19/2027	7,000,000	7,087,112
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (b)	23,688,000	22,985,041
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 04/12/2025)	11,000,000	10,624,790
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,410,882
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	27,613,000	27,242,424
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (b)	6,575,000	6,605,480
7.50%, 01/15/2028 (Callable 12/15/2027) (b)	8,395,000	8,894,679
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,820,127
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026) (b)	25,144,000	25,470,218
4.50%, 01/15/2028 (Callable 10/15/2027) (b)	13,500,000	13,329,645
Videotron Ltd., 5.13%, 04/15/2027 (Callable 05/02/2025) (b)	24,026,000	23,977,427
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026) (b)	49,121,000	47,641,817
Volkswagen Group of America Finance LLC
5.70%, 09/12/2026 (b)	35,000,000	35,418,794
4.85%, 08/15/2027 (b)	12,000,000	11,995,349
5.05%, 03/27/2028 (Callable 02/27/2028) (b)	8,775,000	8,771,830
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	16,443,871
2.40%, 04/01/2028 (Callable 02/01/2028)	1,930,000	1,780,303
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	47,197,000	46,033,955
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (b)	50,194,000	48,740,669
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	52,570,000	52,267,260
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028) (b)	3,410,000	3,381,238
		2,883,203,699

Utilities - 2.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (d)	30,000,000	30,172,728
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (Callable 05/06/2027) (b)	25,000,000	25,284,958
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,354,766
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027) (b)	1,000,000	997,688
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)	17,324,000	17,793,578
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,349,949
4.88%, 06/01/2028 (Callable 05/01/2028)	10,367,000	10,430,292
Enel Finance International NV, 3.50%, 04/06/2028 (b)	24,042,000	23,223,095
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,496,856
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	9,850,000	9,884,609
Eversource Energy, 5.00%, 01/01/2027	12,000,000	12,080,740
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (b)	35,209,000	34,111,475
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026 (b)	7,000,000	7,037,838
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (b)	21,525,000	21,003,726
Pennsylvania-American Water Co., 7.80%, 09/01/2026 (b)	8,000,000	8,222,386
		269,444,684
TOTAL CORPORATE BONDS (Cost $5,859,280,270)		5,922,182,481

U.S. TREASURY SECURITIES - 31.9%	Par	Value
United States Treasury Note/Bond
4.13%, 01/31/2027	257,050,000	257,923,569
4.13%, 02/15/2027	441,650,000	443,237,180
4.25%, 03/15/2027	1,921,800,000	1,933,886,315
3.13%, 08/31/2027	143,925,000	141,372,579
3.88%, 11/30/2027	442,650,000	442,459,798
4.00%, 12/15/2027	8,050,000	8,073,584
4.25%, 01/15/2028	243,525,000	245,808,047
4.25%, 02/15/2028	45,000,000	45,442,969
TOTAL U.S. TREASURY SECURITIES (Cost $3,502,796,067)		3,518,204,041

ASSET-BACKED SECURITIES - 4.7%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/2029 (Callable 11/15/2027)	11,000,000	10,945,287
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (Callable 06/15/2027) (b)	18,725,000	18,939,152
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027) (b)	30,965,000	31,456,470
DLLAD LLC, Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 02/20/2029) (b)	41,447,000	42,117,770
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	28,000,000	28,525,484
Series 2024-1, Class A, 5.34%, 05/15/2030	23,480,000	23,893,919
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (b)	8,670,000	8,765,321
Ford Credit Floorplan LLC
Series 2023-1, Class A1, 4.92%, 05/15/2028 (b)	28,663,000	28,786,945
Series 2024-3, Class A1, 4.30%, 09/15/2029 (b)	6,475,000	6,459,647
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (b)	750,000	759,640
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (b)	8,175,000	8,215,943
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027 (Callable 02/20/2027)	10,150,000	10,126,153
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028) (b)	10,375,000	10,495,590
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A3, 4.31%, 07/16/2029 (Callable 04/15/2028)	10,900,000	10,893,542
Hyundai Auto Lease Securitization Trust, Series 2025-A, Class A3, 4.83%, 01/18/2028 (Callable 07/15/2027) (b)	27,650,000	27,830,751
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028 (b)	23,410,000	23,792,419
Series 2024-B, Class A, 4.95%, 02/15/2029 (b)	29,416,000	29,621,933
Series 2024-D, Class A, 5.34%, 04/15/2029 (b)	10,000,000	10,177,184
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 05/25/2025) (b)	637,796	635,460
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029 (b)	6,575,000	6,707,147
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029) (b)	2,518,114	2,465,283
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 02/15/2027) (b)	1,234,667	1,204,380
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 05/15/2027) (b)	5,885,222	5,654,760
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (b)	6,609,975	6,007,389
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 03/15/2030) (b)	18,761,821	16,801,611
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (b)	5,151,528	4,789,046
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029) (b)	7,084,096	6,617,488
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032) (b)	7,159,390	6,721,672
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 02/15/2026) (b)	386,142	386,141
Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 12/15/2027) (b)	2,463,544	2,488,259
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	19,982,000	20,250,938
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2025) (b)(e)	6,561,150	6,378,082
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2025) (b)(e)	4,219,141	4,099,170
Verizon Master Trust, Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	22,000,000	22,147,721
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	44,024,014
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/2039 (b)	27,975,000	28,067,964
TOTAL ASSET-BACKED SECURITIES (Cost $517,497,001)		517,249,675

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%	Par	Value
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,699,000	6,536,667
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,544,106
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,688,874
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	27,927,000	27,049,224
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2025)	41,461,647	41,219,785
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	16,564,000	16,092,640
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	375,191	371,596
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (e)	6,467,000	6,271,208
Commercial Mortgage Pass Through Certificates
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	5,170,000	5,141,828
Series 2015-LC21, Class A4, 3.71%, 07/10/2048 (Callable 01/10/2026)	27,422,975	27,359,189
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	16,289,000	15,772,813
Computershare Corporate Trust
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	179,927	179,364
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	14,925,000	14,418,422
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,132,923
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,030,068
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	9,660,602	9,638,967
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	34,302,617	34,152,704
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	4,253,000	4,214,533
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2025)	3,891,820	3,739,033
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	2,049,833	2,034,898
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,916,029
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,196,212
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	8,042,760	7,771,531
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,065,000	2,010,304
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027) (e)	8,950,000	8,765,790
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	2,200,000	2,150,552
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	873,916	851,929
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	1,249,827	1,218,632
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	3,669,314	3,528,119
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	16,162,220	16,054,355
Series 2015-C31, Class ASB, 3.54%, 08/15/2048 (Callable 08/15/2025)	363,120	361,988
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	395,115	393,350
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	23,313,790	23,015,795
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,753,689
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	15,165,000	14,657,691
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class ASB, 3.56%, 12/15/2047 (Callable 11/15/2025)	972	970
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	28,125,000	27,704,244
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	604,094	599,272
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,705,775
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,787,174
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	10,284,000	10,137,674
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)	2,700,000	2,644,592
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	5,000,000	4,871,950
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028) (e)	10,000,000	9,743,555
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $425,806,723)		435,430,014

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.4%	Par	Value
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2025) (b)(e)	3,136,228	3,020,332
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2025) (b)(e)	4,164,530	3,950,847
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2025) (b)	2,305,276	2,190,283
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 04/25/2025) (b)(d)	9,174,362	8,729,490
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (b)(e)	24,281,871	24,203,812
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 07/25/2040) (b)(e)	2,850,196	2,793,749
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2025) (b)(e)	15,084,940	12,830,474
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 04/25/2025)	19,810	19,989
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2025)	390,268	182,236
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 07/25/2038) (b)(e)	12,979,076	12,685,776
FirstKey Homes 2020-SFR1 Trust, Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (b)	28,053,497	27,618,859
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	68,068,783	66,682,262
FirstKey Homes Trust, Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (b)	6,499,509	6,444,337
GCAT, Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 02/25/2036) (b)(e)	22,550,172	20,825,126
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 04/17/2025) (b)	13,941,118	13,790,547
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2025)	889,289	906,036
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	2,054
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 04/25/2025) (b)(e)	17,330,876	16,930,450
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2035) (b)(e)	24,795	24,694
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 07/25/2043) (b)(e)	25,881,675	24,780,876
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (b)(d)	7,335,127	7,477,023
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 05/25/2029) (d)	1,914,212	474,520
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 06/25/2039) (b)(e)	41,092,436	39,185,833
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 12/25/2032) (b)(e)	28,045,214	27,842,100
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 4.79%, 02/25/2034 (Callable 04/25/2025) (d)	3,938	3,906
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.63%, 10/25/2043 (Callable 04/25/2025) (e)	1,028,103	988,051
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 07/25/2028) (b)(e)	126,250	125,760
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 10/25/2028) (b)(e)	6,584,775	6,398,427
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2030) (b)(e)	15,037,270	14,669,760
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 12/25/2030) (b)(e)	2,373,416	2,316,429
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 04/25/2034) (b)(e)	1,164,781	1,150,718
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2032) (b)(e)	4,918,842	4,689,279
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 08/25/2030) (b)(e)	2,732,388	2,606,569
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 04/25/2032) (b)	24,527,340	22,163,699
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.66%, 06/25/2034 (Callable 04/25/2025) (e)	1,014,140	938,368
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $388,677,010)		379,642,671

MUNICIPAL BONDS - 0.9%	Par	Value
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 05/02/2025) (f)	32,010,000	31,188,988
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 10/01/2025)	10,050,000	10,011,804
5.75%, 04/01/2030 (Callable 10/01/2025)	5,000,000	4,976,237
City of Brockton MA, 5.41%, 08/01/2027	12,725,000	12,923,440
County of Broward FL Professional Sports Facilities Tax Revenue, 6.00%, 09/01/2028	14,175,000	14,585,315
General Authority of Southcentral Pennsylvania, 5.50%, 05/01/2050 (f)	6,855,000	6,849,257
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	65,000	64,736
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031) (g)	700,000	626,332
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,620,000	1,593,511
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	8,000,000	7,869,415
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 04/28/2025)	170,000	169,937
New Jersey Economic Development Authority, 6.31%, 07/01/2026	2,730,000	2,742,212
Tennergy Corp./TN
5.97%, 06/01/2026	1,150,000	1,160,690
5.95%, 06/01/2027	800,000	811,541
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	2,800,000	2,742,700
Westvaco Corp., 7.67%, 01/15/2027 (b)	3,900,000	4,018,807
TOTAL MUNICIPAL BONDS (Cost $104,137,358)		102,334,922

OTHER GOVERNMENT RELATED SECURITIES - 0.3%	Par	Value
Korea Electric Power Corp., 5.38%, 04/06/2026 (b)	15,000,000	15,142,404
Korea National Oil Corp., 4.13%, 09/30/2027 (b)	20,000,000	19,825,349
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $34,944,650)		34,967,753

SHORT-TERM INVESTMENTS - 4.3%		Value
Money Market Funds - 4.3%	Shares
First American Government Obligations Fund - Class U, 4.29% (h)	469,598,394	469,598,394
TOTAL SHORT-TERM INVESTMENTS (Cost $469,598,394)		469,598,394

TOTAL INVESTMENTS - 103.1% (Cost $11,302,737,473)		11,379,609,951
Liabilities in Excess of Other Assets - (3.1)%		(340,801,854)
TOTAL NET ASSETS - 100.0%		$11,038,808,097
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,551,272,011 or 32.2% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $626,332 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Short-Term Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$5,922,182,481	$–	$5,922,182,481
U.S. Treasury Securities	–	3,518,204,041	–	3,518,204,041
Asset-Backed Securities	–	517,249,675	–	517,249,675
Non-Agency Commercial Mortgage-Backed Securities	–	435,430,014	–	435,430,014
Non-Agency Residential Mortgage-Backed Securities	–	379,642,671	–	379,642,671
Municipal Bonds	–	102,334,922	–	102,334,922
Other Government Related Securities	–	34,967,753	–	34,967,753
Money Market Funds	469,598,394	–	–	469,598,394
Total Investments	$469,598,394	$10,910,011,557	$–	$11,379,609,951

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.